Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2024
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:-	COMMITMENTS AND CONTINGENT LIABILITIES

In connection with its research and development programs, through December 31, 2024, the Company received participation payments from the IIA in the aggregate amount of $4,888. In return for the IIA’s participation, the Company is committed to pay royalties at a rate of 3% of sales of the developed products, up to 100% of the amount of grants received plus interest at SOFR rate.

Through December 31, 2024, no royalties have been paid or accrued.